SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Finite-lived Intangible Assets) (Details)	Dec. 31, 2023	Dec. 31, 2022
Trademarks and Trade Names [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	22 years 8 months 12 days	17 years 10 months 24 days
Trademarks and Trade Names [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Trademarks and Trade Names [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	26 years
Customer relationships [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	6 years	8 years 7 months 6 days
Customer relationships [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Customer relationships [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	22 years
Internally Developed Technology [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	3 years 2 months 12 days	3 years 3 months 18 days
Internally Developed Technology [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Internally Developed Technology [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	15 years
Other [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	3 years 4 months 24 days	2 years 10 months 24 days
Other [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Other [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	12 years